UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts                           02109
--------------------------------------------------------------------------------
  (Address of principal executive offices)                    (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:         (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:            12/31
                        ------------------------

Date of reporting period:           06/30/07
                         -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Semi-annual Report for Appleton Equity Growth Fund.

================================================================================


                           APPLETON EQUITY GROWTH FUND




                               Semi-Annual Report
                                  June 30, 2007
                                   (Unaudited)




     Investment Adviser                                         Administrator
   Appleton Partners, Inc.                                        JPMorgan
45 Milk Street, Eighth Floor                                    303 Broadway
      Boston, MA 02109                                           Suite 1100
                                                            Cincinnati, OH 45202
                                                               1-877-712-7753


================================================================================

[LOGO] APPLETON FUNDS

Dear Shareholder,

The market rallied for the first half of 2007, with all of the major indexes, excluding the NASDAQ, taking aim at all time highs amid increased volatility. This rise in volatility has come about as the market has tried to come to grips with the ultimate effects of the sub-prime mortgage and housing related issues on our economy, as well as the evolving global financial system. It is important to note that increased volatility does not necessarily mean negative returns, but that the market will be subject to wider swings from high to low. In periods of higher volatility, market leadership tends to narrow and large cap names often outperform their small cap counterparts. The Fund has taken advantage of this change in leadership and has performed well for the first half, outpacing the S&P 500 by an absolute 2.83%, returning 9.79% net of fees, versus the S&P's 6.96%. Below, we offer our thoughts about the start of the year and the months ahead.

When reports for the growth of the second quarter are published, they are likely to show some rebound in GDP growth, largely due to a modest reversal of the inventory liquidation in the first quarter. Inventory changes often have a large impact on reported growth rates as inventory changes tend to be more volatile than underlying growth rates in the major sectors of economy. For the remainder of the year, we believe that overall growth is likely to remain positive but modestly below the long-term average of three percent or more.

Housing is likely to be a drag on economic growth for the rest of 2007 and probably into 2008. Just as the peak in the housing uptrend continued to be pushed out by most economists and analysts earlier in the decade, when the decline finally arrived in the summer of 2005, it was generally expected to bottom out much more quicker. It seems that housing will follow the pattern seen in capital spending after the technology stock peak of 2000. In the late 1990's and into 2000, capital spending, as a share of our economy, moved substantially above trend. It then declined sharply to well below trend, flattened out and since then has been quite sluggish and somewhat below its long term trend. So far, the housing sector seems to be following an identical pattern.

Along with our overall optimism that the economy will continue to grow at a moderate pace and that this environment will present us with good investment opportunities, there are several short and long-term issues capturing our attention.

The first issue is financial risk. For some time, we shared the belief that there has been too much global investor focus on returns and an inadequate focus on risk. In the bond market, we have seen that the difference in yield between the highest quality bonds and junk bonds was at unusually low levels. In real estate, there are valuation levels on purchases that are unusually high, even record levels, based at least in part on expectations for rent increases that are aggressive at best and perhaps far too optimistic at worst. In private equity, there have been record setting numbers and sizes of acquisitions. We have also seen two of the premier private equity firms sell shares to the public in order to capitalize on the private equity wave.

The second issue is oil. Certainly, there is no clarity on how the many problems of Middle East geo-politics will unfold. For now, however, there seems to be a temporary but perhaps fragile consensus that we should try to alleviate our long term reliance on Mid-East oil by looking to ethanol and other alternative sources of energy. In time, we may better understand whether these solutions have long-term viability and if they can really function as catalysts adequate to rally the national political will necessary to move toward less dependence on imported petroleum and its byproducts. One risk of the ethanol emphasis is that we may become less dependent on imported oil at the cost of worsening food price inflation.

Additionally, our oil supply vulnerability seems to be increasing from its already high level. Depending on one's perspective, Venezuela is doing a replay of what Saudi Arabia did 30 years ago when it took control of ARAMCO or Cuba's expropriation of sugar properties in 1960. Either perspective does not add to our comfort level about a country that is our 3rd or 4th most important supplier, depending on how measured. Because of these factors, there is gradually increasing evidence that over time there will be a greater emphasis on generating a larger portion of our electric power from coal, nuclear facilities or green alternatives.

Third, and by no means last, is our trade with China. Its enormous trade deficit with us continues its unabated growth, with the most recent twelve months totaling nearly $250 billion. China now accounts for over 15% of our imports but less than 6% of our exports.
A new element that became more visible during the quarter, and seems to be building momentum, is the safety of a number of its products including food. Protectionism legislation has been kept at bay in spite of the magnitude of the deficit, but the safety issue could well be a catalyst to change the situation rapidly if such safety issues were to increase further.

The Fund has been structured to capitalize on global growth trends but with a strong sensitivity to the risks, some of which are delineated above. During the first half, the stock market's strongest sectors were energy, materials, telecommunications, and industrials. The Fund capitalized on this with modest overweightings of the energy, materials, and industrials sectors in top performing names such as Precision Castparts, Caterpillar, Schlumberger, Smith International, and Praxair. The Fund was also actively underweight in the market's weakest sectors, which included utilities, financials, and consumer discretionary stocks. While the Fund saw weakness in names such as Bank of America, Citigroup, and Merrill Lynch, notably, only 7 of the 38 stocks currently in the Fund detracted from overall performance for the first half. Timely increases and trims of specific positions in this volatile market also contributed to outperformance.

We continue to focus our efforts and research on securities showing above average profit gains that are reasonably priced relative to the market and their historic trends. We expect to continue to find that the beneficiaries of continued global economic expansion and industrialization will be well represented in the Fund.

Sincerely,

/s/ James I. Ladge
------------------
James I. Ladge, CFA
President

                Tabular Presentation of Portfolio of Investments
                               As of June 30, 2007
                                   (Unaudited)

Sector                                                         (% of Net Assets)

Consumer, Cyclical                                                          7.5%
Consumer, Non-Cyclical                                                      7.5%
Energy                                                                     12.0%
Financial Services                                                         18.1%
Healthcare                                                                 11.3%
Industrial                                                                 13.4%
Materials                                                                   4.8%
Technology                                                                 13.8%
Telecommunications                                                          2.1%
Money Markets                                                               2.8%
Other Assets in Excess of Liabilities                                       6.7%
                                                               ----------------
                                                                          100.0%
                                                               ================

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2007 (Unaudited)

                                                                       Market
 Shares                                                                Value
           COMMON STOCKS -- 90.5%
           CONSUMER, CYCLICAL -- 7.5%
   3,000   Garmin Ltd.                                              $   221,910
   4,400   Omnicom Group, Inc.                                          232,848
   8,000   The Walt Disney Co.                                          273,120
                                                                    -----------
                                                                        727,878
                                                                    -----------

           CONSUMER, NON-CYCLICAL -- 7.5%
   4,000   Kellogg Co.                                                  207,160
   4,000   PepsiCo, Inc.                                                259,400
   4,237   Procter & Gamble Co.                                         259,262
                                                                    -----------
                                                                        725,822
                                                                    -----------

           ENERGY -- 12.0%
   3,000   Apache Corp.                                                 244,770
   2,000   Baker Hughes, Inc.                                           168,260
   4,400   Exxon Mobil Corp.                                            369,072
   2,500   Schlumberger Ltd.                                            212,350
   3,000   Smith International, Inc.                                    175,920
                                                                    -----------
                                                                      1,170,372
                                                                    -----------

           FINANCIAL SERVICES -- 18.1%
   4,325   American Express Co.                                         264,603
   3,000   Bank of America Corp.                                        146,670
   3,500   Citigroup, Inc.                                              179,515
   2,000   Jones Lang LaSalle, Inc.                                     227,000
   2,750   Merrill Lynch & Co., Inc.                                    229,845
   3,975   MetLife, Inc.                                                256,308
   3,475   UBS AG  - ADR                                                208,535
   7,000   Wells Fargo & Co.                                            246,190
                                                                    -----------
                                                                      1,758,666
                                                                    -----------

           HEALTHCARE -- 11.3%
   6,000   Gilead Sciences, Inc.*                                       232,620
   4,000   Henry Schein, Inc.*                                          213,720
   3,250   Novartis AG                                                  182,228
   4,000   Stryker Corp.                                                252,360
   5,800   VCA Antech, Inc.*                                            218,602
                                                                    -----------
                                                                      1,099,530
                                                                    -----------

                           APPLETON EQUITY GROWTH FUND
                       PORTFOLIO OF INVESTMENTS, Continued
                            June 30, 2007 (Unaudited)

                                                                       Market
 Shares                                                                Value
           COMMON STOCKS -- 90.5%, Continued
           INDUSTRIAL -- 13.4%
   6,250   AMETEK,Inc.                                              $   248,000
   3,750   Caterpiller, Inc.                                            293,625
   8,850   General Electric Co.                                         338,778
   3,200   Honeywell International, Inc.                                180,096
   2,000   Precision Castparts Corp.                                    242,720
                                                                    -----------
                                                                      1,303,219
                                                                    -----------

           MATERIALS -- 4.8%
   4,500   Ecolab, Inc.                                                 192,150
   3,800   Praxair, Inc.                                                273,562
                                                                    -----------
                                                                        465,712
                                                                    -----------

           TECHNOLOGY -- 13.8%
   7,000   Amphenol Corp.                                               249,550
   2,350   Apple Computer, Inc.*                                        286,794
   9,000   Cisco Systems*                                               250,650
   3,000   MEMC Electronic Materials, Inc.*                             183,360
   6,000   Microsoft Corp.                                              176,820
  10,000   Oracle Corp.*                                                197,100
                                                                    -----------
                                                                      1,344,274
                                                                    -----------

           TELECOMMUNICATIONS -- 2.1%
   5,000   AT&T, Inc.                                                   207,500
                                                                    -----------
           TOTAL COMMON STOCKS                                        8,802,973
                                                                    -----------
           MONEY MARKETS -- 2.8%
 268,399   Fidelity Money Market Fund                                   268,399
                                                                    -----------


              TOTAL INVESTMENT SECURITIES -- 93.3%
                (Cost $7,102,316)
                                                                    $ 9,071,372


              OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.7%             647,625
                                                                    -----------

              NET ASSETS -- 100.0%                                  $ 9,718,997
                                                                    ===========

* Non-income producing security

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2007
                                   (Unaudited)

ASSETS
      Investment securities:
           At acquisition cost                                          $ 7,102,316
                                                                        ===========
           At market value                                              $ 9,071,372
      Dividends receivable                                                    6,318
      Receivable for securities sold                                        655,144
      Receivable for capital shares sold                                        297
      Receivable from Adviser                                                 7,560
      Other assets                                                            3,003
                                                                        -----------
           TOTAL ASSETS                                                   9,743,694
                                                                        -----------

LIABILITIES
      Payable to other affiliates                                             9,016
      Payable to Trustees                                                     4,188
      Other accrued expenses and liabilities                                 11,493
                                                                        -----------
           TOTAL LIABILITIES                                                 24,697
                                                                        -----------

NET ASSETS                                                              $ 9,718,997
                                                                        ===========

NET ASSETS CONSIST OF
Paid-in capital                                                         $ 9,612,351
Accumulated net investment income                                            32,041
Accumulated net realized losses from security transactions               (1,894,451)
Net unrealized appreciation on investments                                1,969,056
                                                                        -----------
NET ASSETS                                                              $ 9,718,997
                                                                        ===========

Shares of beneficial interest outstanding (unlimited number of shares
      authorized, no par value)                                           1,170,938
                                                                        ===========

Net asset value, offering price and redemption price per share          $      8.30
                                                                        ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2007
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                           $ 100,461
                                                                          ---------

EXPENSES
      Investment advisory fees                                               45,578
      Accounting services fees                                               15,000
      Administration fees                                                    12,000
      Transfer agent fees                                                    12,000
      Trustees' fees and expenses                                            14,574
      Professional fees                                                      10,058
      Distribution expenses                                                  11,395
      Compliance fees and expenses                                            6,598
      Custodian fees                                                          4,189
      Postage and supplies                                                    4,000
      Insurance expense                                                       1,680
      Reports to shareholders                                                 1,488
      Registration fees                                                         904
      Pricing expense                                                         1,130
                                                                          ---------
          TOTAL EXPENSES                                                    140,594
      Fees waived and expenses reimbursed by Adviser                        (72,174)
                                                                          ---------
          NET EXPENSES                                                       68,420
                                                                          ---------

NET INVESTMENT INCOME                                                        32,041
                                                                          ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                         317,131
      Net change in unrealized appreciation/depreciation on investments     514,643
                                                                          ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                            831,774
                                                                          ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $ 863,815
                                                                          =========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   For the
                                                                                 Six Months
                                                                                   Ended           For the
                                                                                  June 30,        Year Ended
                                                                                    2007         December 31,
                                                                                 (Unaudited)         2006
                                                                                -------------    -------------
FROM OPERATIONS
          Net investment income (loss)                                          $      32,041    $      (4,381)
          Net realized gains from security transactions                               317,131           46,618
          Net change in unrealized appreciation/depreciation on investments           514,643          550,737
                                                                                -------------    -------------
Net increase in net assets from operations                                            863,815          592,974
                                                                                -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
          Proceeds from shares sold                                                 1,149,251        2,083,189
          Payments for shares redeemed                                               (717,406)      (1,116,513)
                                                                                -------------    -------------
Net increase in net assets from capital share transactions                            431,845          966,676
                                                                                -------------    -------------

TOTAL INCREASE IN NET ASSETS                                                        1,295,660        1,559,650

NET ASSETS
          Beginning of period                                                       8,423,337        6,863,687
                                                                                -------------    -------------
          End of period                                                         $   9,718,997    $   8,423,337
                                                                                =============    =============

ACCUMULATED NET INVESTMENT INCOME                                               $      32,041    $          --
                                                                                -------------    -------------

CAPITAL SHARE ACTIVITY
          Sold                                                                        147,129          288,091
          Redeemed                                                                    (90,045)        (154,135)
                                                                                -------------    -------------
          Net increase in shares outstanding                                           57,084          133,956
          Shares outstanding, beginning of period                                   1,113,854          979,898
                                                                                -------------    -------------
          Shares outstanding, end of period                                         1,170,938        1,113,854
                                                                                =============    =============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                     For the
                                    Six Months
                                      Ended            For the           For the         For the        For the          For the
                                     June 30,        Year Ended        Year Ended      Year Ended     Year Ended       Year Ended
                                      2007           December 31,      December 31,    December 31,    December 31,    December 31,
                                   (Unaudited)           2006              2005            2004            2003            2002
                                   -----------       -----------       -----------     -----------     -----------     -----------
Net asset value at beginning of
 period                            $      7.56       $      7.00       $      6.83     $      6.40     $      5.16     $      7.56
                                   -----------       -----------       -----------     -----------     -----------     -----------

Income (loss) from investment
 operations:
       Net investment income
        (loss)                            0.03             (0.00)(a)         (0.01)           0.02           (0.01)          (0.03)
       Net realized and
        unrealized gains (losses)
        on investments                    0.71              0.56              0.18            0.43            1.25           (2.37)
                                   -----------       -----------       -----------     -----------     -----------     -----------
Total from investment operations          0.74              0.56              0.17            0.45            1.24           (2.40)
                                   -----------       -----------       -----------     -----------     -----------     -----------

Less distributions:
       Dividends from net
        investment income                   --                --                --           (0.02)             --              --
                                   -----------       -----------       -----------     -----------     -----------     -----------

Net asset value at end of period   $      8.30       $      7.56       $      7.00     $      6.83     $      6.40     $      5.16
                                   ===========       ===========       ===========     ===========     ===========     ===========

Total return                              9.79%(b)          8.00%             2.49%           7.04%          24.03%         (31.75%)
                                   ===========       ===========       ===========     ===========     ===========     ===========

Net assets at end of period        $ 9,718,997       $ 8,423,337       $ 6,863,687     $ 6,625,594     $ 5,544,031     $ 4,099,021
                                   ===========       ===========       ===========     ===========     ===========     ===========


Ratio of net expenses to average
 net assets                               1.50%(c)          1.50%             1.50%           1.50%           1.50%           1.50%

Ratio of net investment income
 (loss) to average net assets             0.70%(c)         (0.06%)           (0.11%)          0.33%          (0.22%)         (0.56%)

Portfolio turnover rate                     38%(c)            50%               85%             40%             58%             56%

(a)   Amount rounds to less than $0.01.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                            June 30, 2007 (Unaudited)

1.  Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund paid no dividend distributions for the years ended December 31, 2005 and 2006.

The following information is computed on a tax basis as of December 31, 2006:

      Cost of portfolio investments                                 $ 6,993,341
                                                                    ===========
      Gross unrealized appreciation on investments                  $ 1,510,902
        Gross unrealized depreciation on investments                    (56,489)
                                                                    -----------
      Net unrealized appreciation on investments                    $ 1,454,413
      Capital loss carryforwards                                     (2,211,582)
                                                                    -----------
      Total accumulated deficit                                     $  (757,169)
                                                                    ===========

During the year ended December 31, 2006, the Fund utilized $46,618 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

          Amount                        December 31,
        -----------                     -----------
        $   194,336                            2009
          1,650,125                            2010
            367,121                            2011
        -----------
        $ 2,211,582
        ===========

These capital loss carryforwards may be utilized in the current and future years to offset gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. The reclassifications resulted from the difference in the tax treatment of net investment losses. These reclassifications have no impact on the net assets or net asset value per share of the Fund and are designed to present the Fund's capital accounts on a tax basis. For the year ended December 31, 2006, the Fund reclassified $4,381 of net investment losses to paid-in capital on the Statement of Assets and Liabilities.

As of June 30, 2007, the Fund's Federal tax cost of investment securities was $7,102,316 resulting in net unrealized appreciation of $1,969,056 derived from $1,996,282 of unrealized gross appreciation less $27,226 gross unrealized depreciation.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has determined that the Fund does not have uncertain tax positions as of June 30, 2007.

2.  Investment Transactions

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,657,906 and $1,813,193, respectively.

3.  Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), JPMorgan (formerly Integrated Investment Services, Inc.) the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2007. For the period ended June 30, 2007, the Adviser waived $45,578 of advisory fees and reimbursed the Fund for $15,201 of other operating expenses.

Administration, Accounting And Transfer Agency Agreement

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, JPMorgan receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, JPMorgan receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, JPMorgan receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Fund's portfolio securities.

Distribution Plan

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the period ended June 30, 2007, the Fund accrued and the Adviser subsequently reimbursed $11,395 of distribution expenses under the Plan.

Underwriting Agreement

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

4.  Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                            June 30, 2007 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                       Net Expense Ratio     Beginning Account     Ending Account    Expenses Paid During
                      Annualized June 30,     Value January 1,     Value June 30,    the Six Months Ended
                              2007                  2007                2007           June 30, 2007 *
--------------------- --------------------- --------------------- ----------------- -----------------------
Appleton Equity
 Growth Fund
        Actual               1.50%               $ 1,000.00          $ 1,097.90             $ 7.80
      Hypothetical           1.50%               $ 1,000.00          $ 1,017.36             $ 7.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)   (1)   Code of Ethics. Not required in semi-annual report filing.

(a)   (2)   The certification required by Rule 30a-2 of the Investment Company
            Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
             -------------------------------------------------------------------

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  August 20, 2007